EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated November 6, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-076671) to the definitive versions of the Registrant’s Prospectuses regarding the Class A and Class Y Shares of the Multi-Strategy Alternative Fund, dated January 31, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2015 (SEC Accession No. 0001104659-15-005089).